PREPAIDS AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Prepaid Expense and Other Assets, Current [Abstract]
Schedule of Prepaids and Other Current Assets
Prepaids and other current assets as of December 31, 2021 and 2020 consisted of the following:

	December 31,
	2021	2020
Prepaid expenses	$14,787	$2,628
Government grant receivables	2,563	5,870
Other current assets	2,104	914

Total prepaids and other current assets	$19,454	$9,412